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                    MASSACHUSETTS INVESTORS GROWTH STOCK FUND

                      Supplement to the Current Prospectus


The description of portfolio manager under the "Management of the Fund - Investment Adviser" section is hereby restated as follows:

          Stephen Pesek, a Vice President of the Adviser, is the portfolio manager of the Fund. Mr. Pesek has been employed as a portfolio manager by the Adviser since 1994.































                  The date of this Supplement is March 5, 1999.